UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin California Tax-Free Income Fund
One Franklin Parkway., San Mateo, CA 94403-1906

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2. Name of each series or class of securities for which this Form is
filed (If     the Form is being filed for all series and classes of
securities of the issuer, check the box but do not list series or classes): [x]

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3. Investment Company Act File Number: 811-02790

   Securities Act File Number: 002-60470-
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4(a). Last day of fiscal year for which this Form is filed: 03/31/09

4(b). [ ] Check box if this Form is being filed late (i.e., more
      than 90   calendar days after the end of the issuer's fiscal
      year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          thefiscal year pursuant to section 24f:             $2,595,864,491

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                 $2,487,505,972

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce registration
          fees payable to the commission:                       $954,590,161

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                       $3,442,096,133

    (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                     $0


    (vi)  Redemption credits available for use in future years
          -- if Item 5(i) is less than Item 5(iv) [subtract
          Item 5(i) from Item 5(iv)]:                         ($846,231,642)


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   (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                .0000558

    (viii)Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):              =     $0


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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-

    If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $0

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = -0-

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ] Wire Transfer

     [ ] Mail or other means

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SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                 /s/ DAVID P. GOSS
                                 David P. Goss,
                                 Vice President
    Date 6/24/09

    *Please print the name and title of the signing officer below the signature.

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